Risks arising from financial instruments (Tables)	6 Months Ended
Jun. 30, 2020
Text block [abstract]
Disclosure of Financial Assets
Set out below is an overview of financial assets
1
held by the company as at the dates indicated:

Million US dollar	30 June 2020	31 December 2019
Debt instruments at amortized cost
Trade and other receivables	4 741	5 444
Debt instruments at fair value through OCI
Unquoted debt	21	25
Debt instruments at fair value through profit or loss
Quoted debt	102	91
Equity instruments at fair value through OCI
Unquoted companies	92	85
Financial assets at fair value through profit or loss
Derivatives not designated in hedge accounting relationships:
Equity swaps	5	17
Interest rate swaps	101	18
Cross currency interest rate swaps	275	157
Derivatives designated in hedge accounting relationships:
Foreign exchange forward contracts	437	112
Foreign currency futures	1	7
Commodities	24	52
	5 799	6 009
Of which:
Non-current	914	883
Current	4 885	5 126

1	Cash and short-term deposits are not included in this overview .

Disclosure of Financial Liabilities
Set out below is an overview of financial liabilities held by the company as at the dates indicated
:

Million US dollar	30 June 2020	31 December 2019
Financial liabilities at fair value through profit or loss
Derivatives not designated in hedge accounting relationships:
Equity swaps	6 350	3 146
Cross currency interest rate swaps	47	140
Other derivatives	9	156
Derivatives designated in hedge accounting relationships:
Foreign exchange forward contracts	84	435
Cross currency interest rate swaps	69	35
Interest rate swaps	—	4
Commodities	250	97
Equity swaps	54	31
Other derivatives	2	107
Financial liabilities at amortized cost
Trade and other payables	17 085	21 189
Non-current interest-bearing loans and borrowings:
Secured bank loans	48	71
Unsecured bank loans	55	50
Unsecured bond issues	104 162	95 674
Unsecured other loans	81	77
Lease liabilities	1 688	1 692
Current interest-bearing loans and borrowings:
Secured bank loans	995	790
Unsecured bank loans	133	135
Unsecured bond issues	1 916	2 532
Unsecured other loans	16	20
Commercial paper	3 072	1 599
Bank overdrafts	153	68
Lease liabilities	352	333
	136 620	128 381
Of which:
Non-current	109 995	99 684
Current	26 625	28 696

Summary of Notional Amounts of Derivatives Outstanding at Year-end by Maturity Bucket
The table below provides an overview of the notional amounts of derivatives outstanding as at the dates indicated by maturity bucket.

	30 June 2020					31 December 2019
Million US dollar	< 1 year	1-2 years	2-3 years	3-5 years	> 5 years	< 1 year	1-2 years	2-3 years	3-5 years	> 5 years
Foreign currency
Forward exchange contracts	9 713	752	—	—	—	21 216	36	—	—	—
Foreign currency futures	1 306	—	—	—	—	1 359	723	—	—	—
Interest rate
Interest rate swaps	—	1 500	1 000	—	—	750	—	1 500	1 000	—
Cross currency interest rate swaps	20	4 342	2 100	—	666	15	513	5 445	500	668
Other interest rate derivatives	—	—	—	—	—	—	—	—	—	565
Commodities
Aluminum swaps	1 337	5	—	—	—	1 411	22	—	—	—
Other commodity derivatives	622	—	—	—	—	771	20	—	—	—
Equity
Equity derivatives	7 904	3 610	—	—	—	11 638	—	—	—	—

Summary of Foreign Exchange Risk on Operating Activities
The table below shows the company’s main net foreign currency positions for firm commitments and forecasted transactions for the most important currency pairs. The open positions are the result of the application of AB InBev’s risk management policy. Positive amounts indicate that the company is long (net future cash inflows) in the first currency of the currency pair while negative amounts indicate that the company is short (net future cash outflows) in the first currency of the currency pair. The second currency of the currency pairs listed is the functional currency of the related subsidiary.

	30 June 2020			31 December 2019
	Total	Total	Open	Total	Total	Open
Million US dollar	exposure	hedges	position	exposure	hedges	position
Euro/Canadian dollar	(44)	35	(9)	(52)	39	(13)
Euro/Mexican peso	(119)	85	(34)	(151)	156	5
Euro/Pound sterling	(135)	101	(34)	(126)	124	(2)
Euro/South African rand	(83)	66	(17)	(99)	95	(4)
Euro/South Korean won	(31)	40	9	(49)	46	(3)
Euro/US dollar	(340)	299	(41)	(409)	337	(72)
Mexican peso/Euro	(145)	133	(12)	(178)	161	(17)
Pound sterling/Euro	(40)	37	(3)	(39)	40	1
US dollar/Argentinian peso	(539)	494	(45)	(531)	510	(21)
US dollar/Australian dollar	—	—	—	(216)	204	(12)
US dollar/Bolivian boliviano	(59)	66	7	(69)	70	1
US dollar/Brazilian real	(1 410)	1 258	(152)	(1 443)	1 447	4
US dollar/Canadian dollar	(340)	268	(72)	(287)	295	8
US dollar/Chilean peso	(109)	103	(6)	(109)	102	(7)
US dollar/Chinese yuan	(198)	194	(4)	(230)	191	(39)
US dollar/Colombian peso	(306)	272	(34)	(278)	272	(6)
US dollar/Euro	(81)	104	23	(108)	113	5
US dollar/Mexican peso	(986)	852	(134)	(1 105)	903	(202)
US dollar/Paraguayan guarani	(120)	119	(1)	(124)	130	6
US dollar/Peruvian nuevo sol	(249)	189	(60)	(243)	205	(38)
US dollar/South African rand	(108)	48	(60)	(28)	31	3
US dollar/South Korean won	(65)	84	19	(88)	99	11
US dollar/Uruguayan peso	(41)	39	(2)	(41)	41	—
Others	(188)	171	(17)	(317)	250	(67)

Summary of Currency Transactional Risk
Most of AB InBev’s
non-derivative
financial instruments are either denominated in the functional currency of the subsidiary or are converted into the functional currency through the use of derivatives. Where illiquidity in the local market prevents hedging at a reasonable cost, the company can have open positions. The transactional foreign currency risk mainly arises from open positions in Brazilian real, Mexican peso, Canadian dollar, Peruvian nuevo sol and South African rand against the US dollar and the euro. AB InBev estimated the reasonably possible change of exchange rate, on the basis of the average volatility on the open currency pairs, as follows:

	2020
	Closing rate 30 June 2020	Possible closing rate 1	Volatility of rates in %
Euro/Mexican peso	25.72	21.30 – 30.14	17.18%
Euro/Pound sterling	0.91	0.83 – 0.99	9.04%
Euro/South Korean won	1 345.90	1 199.03 – 1 492.76	10.91%
Euro/US dollar	1.12	1.04 – 1.20	6.97%
Pound sterling/US dollar	1.23	1.09 – 1.36	10.94%
US dollar/Brazilian real	5.48	4.44 – 6.51	18.93%
US dollar/Chinese yuan	7.07	6.64 – 7.51	6.10%
US dollar/Colombian peso	3 752.17	3 177.73 – 4 326.62	15.31%
US dollar/Euro	0.89	0.83 – 0.96	6.97%
US dollar/Mexican peso	22.97	19.05 – 26.89	17.06%
US dollar/Nigerian naira	387.09	347.85 – 426.33	10.14%
US dollar/Peruvian nuevo sol	3.51	3.28 – 3.75	6.72%
US dollar/South African rand	17.36	14.59 – 20.14	15.97%
US dollar/South Korean won	1 201.91	1 043.87 – 1 359.95	13.15%
US dollar/Tanzanian shilling	2 313.52	2 228.23 – 2 398.80	3.69%
US dollar/Zambian kwacha	18.14	14.26 – 22.02	21.38%

	2019
	Closing rate 31 December 2019	Possible closing rate 2	Volatility of rates in %
Euro/Mexican peso	21.17	19.28 – 23.06	8.92%
Euro/Pound sterling	0.85	0.79 – 0.91	7.35%
Euro/South Korean won	1 297.02	1 216.94 – 1 377.10	6.17%
Euro/US dollar	1.12	1.07 – 1.18	4.69%
Pound sterling/US dollar	1.32	1.21 – 1.43	8.08%
US dollar/Australian dollar	1.42	1.33 – 1.52	6.70%
US dollar/Chinese yuan	6.96	6.62 – 7.30	4.86%
US dollar/Colombian peso	3 272.63	2 935.33 – 3 609.92	10.31%
US dollar/Euro	0.89	0.85 – 0.93	4.69%
US dollar/Mexican peso	18.85	17.25 – 20.44	8.48%
US dollar/Nigerian naira	362.59	350.58 – 374.60	3.31%
US dollar/Peruvian nuevo sol	3.32	3.17 – 3.47	4.50%
US dollar/South African rand	14.04	12.26 – 15.83	12.74%
US dollar/South Korean won	1 154.55	1 064.67 – 1 244.42	7.78%
US dollar/Tanzanian shilling	2 300.14	2 186.57 – 2 413.71	4.94%
US dollar/Zambian kwacha	14.02	11.24 – 16.81	19.85%

Summary of Effective Interest Rates at Balance Sheet
The table below reflects the effective interest rates of interest-bearing financial liabilities at balance sheet date as well as the currency in which the debt is denominated.

30 June 2020	Before hedging		After hedging
Interest-bearing financial liabilities Million US dollar	Effective interest rate	Amount	Effective interest rate	Amount
Floating rate
Australian dollar	1.07%	205	—	—
Brazilian real	4.86%	276	4.86%	276
Canadian dollar	3.21%	145	3.21%	145
Euro	0.09%	4 648	0.09%	4 648
US dollar	1.67%	1 066	2.03%	3 491
Other	15.47%	309	12.57%	589

		6 649		9 149

Fixed rate
Australian dollar	3.71%	1 606	—	—
Brazilian real	8.07%	560	8.07%	560
Canadian dollar	3.15%	1 958	3.15%	1 958
Euro	2.02%	29 335	1.73%	31 549
Pound sterling	3.82%	4 063	3.79%	3 449
South Korean won	—	—	2.46%	1 016
US dollar	4.78%	68 146	4.90%	64 593
Other	13.76%	354	12.84%	398

		106 022		103 522

31 December 2019	Before hedging		After hedging
Interest-bearing financial liabilities Million US dollar	Effective interest rate	Amount	Effective interest rate	Amount
Floating rate
Australian dollar	1.87%	210	1.87%	210
Brazilian real	9.33%	43	9.33%	43
Euro	0.08%	4 214	0.08%	4 214
US dollar	2.36%	1 749	2.85%	4 269
Other	9.82%	225	4.46%	954

		6 441		9 690

Fixed rate
Australian dollar	3.71%	1 647	3.71%	1 647
Brazilian real	9.00%	544	9.00%	544
Canadian dollar	3.16%	2 055	3.16%	2 055
Euro	1.82%	25 346	1.82%	29 338
Pound sterling	3.82%	4 373	3.79%	3 713
South Korean won	3.37%	15	2.46%	1 015
US dollar	4.83%	62 205	5.02%	54 551
Other	7.31%	416	6.95%	489

		96 601		93 352

Summary of Floating Rate Debt after Hedging	The company estimated that the reasonably possible change of the market interest rates applicable to its floating rate debt after hedging is as follows:

	2020
	Interest rate 30 June 2020 1	Possible interest rate 2	Volatility of rates in %
Brazilian real	2.35%	1.95% - 2.74%	16.99%
Euro	—	—	17.24%
US dollar	0.30%	0.12% - 0.47%	59.52%

	2019
	Interest rate 31 December 2019 1	Possible interest rate 2	Volatility of rates in %
Brazilian real	4.42%	3.32% - 5.52%	24.88%
Euro	—	—	6.43%
US dollar	1.91%	1.51% - 2.30%	20.66%

Schedule of Commodity Derivatives Outstanding	The most significant commodity exposures as of 30 June 2020 are included in the table below (expressed in outstanding notional amounts):

Million US dollar	30 June 2020	31 December 2019
Aluminum swaps	1 342	1 449
Exchange traded sugar futures	57	54
Natural gas and energy derivatives	150	256
Corn swaps	202	195
Exchange traded wheat futures	7	20
Rice swaps	168	328
Plastic derivatives	38	59
	1 964	2 360

Summary of Estimated Impact on Changes in the Price of Commodities
The tables below show the estimated impact that changes in the price of the commodities, for which AB InBev held material derivative exposures at 30 June 2020 and 31 December 2019, would have on the equity reserves
.

	2020
	Volatility of prices in % 3	Pre-tax impact on equity
Million US dollar		Prices increase	Prices decrease
Aluminum	13.45%	181	(181)
Sugar	29.15%	17	(17)
Energy	46.26%	69	(69)
Corn	28.23%	57	(57)
Wheat	24.27%	2	(2)
Rice	35.60%	60	(60)
Plastic	28.63%	11	(11)

1	Applicable 3-month InterBank Offered Rates as of 30 June 2020 and as of 31 December 2019.
2
Sensitivity analysis is assessed based on the yearly volatility using daily observable market data during 250 days at 30 June 2020 and at December 2019. For the Brazilian real floating rate debt, the estimated market interest rate is composed of the InterBank Deposit Certificate (‘CDI’) and the Long-Term Interest Rate (‘TJLP’). With regard to other market interest rates, the company’s analysis is based on the
3-month
InterBank Offered Rates applicable for the currencies concerned (e.g. EURIBOR 3M, LIBOR 3M).

3	Sensitivity analysis is assessed based on the yearly volatility using daily observable market data during 250 days at 30 June 2020.

	2019
	Volatility of prices in % 1	Pre-tax impact on equity
Million US dollar		Prices increase	Prices decrease
Aluminum	21.78%	312	(312)
Sugar	29.73%	16	(16)
Energy	25.86%	66	(66)
Corn	21.74%	42	(42)
Wheat	30.30%	6	(6)
Rice	22.64%	47	(47)
Plastic	24.03%	14	(14)

Summary of Carrying Amount of Financial Assets
The carrying amount of financial assets represents the maximum credit exposure of the company. The carrying amount is presented net of the impairment losses recognized. The maximum exposure to credit risk at the reporting date was
:

	2020			2019
Million US dollar	Gross	Impairment	Net carrying amount	Gross	Impairment	Net carrying amount
Investment in unquoted companies	99	(7)	92	92	(7)	85
Investment in debt securities	123	—	123	117	—	117
Trade receivables	3 730	(265)	3 465	4 219	(173)	4 046
Cash deposits for guarantees	170	—	170	219	—	219
Loans to customers	135	—	135	177	—	177
Other receivables	1 484	(93)	1 391	1 666	(103)	1 563
Derivatives	842	—	842	362	—	362
Cash and cash equivalents	25 018	—	25 018	7 238	—	7 238

	31 601	(365)	31 236	14 090	(283)	13 807

1	Sensitivity analysis is assessed based on the yearly volatility using daily observable market data during 250 days at 30 June 2020.

Summary of Allowance for Impairment
The allowance for impairment recognized during the period per classes of financial assets was as follows:

	2020
Million US dollar	Trade receivables	FVOCI	Other receivables	Total
Balance at 1 January	(173)	(7)	(103)	(283)
Impairment losses	(115)	—	(7)	(122)
Derecognition	3	—	6	9
Currency translation and other	20	—	11	31

Balance at 30 June	(265)	(7)	(93)	(365)

	2019
Million US dollar	Trade receivables	FVOCI	Other receivables	Total
Balance at 1 January	(160)	(7)	(106)	(273)
Impairment losses	(51)	—	(30)	(81)
Derecognition	26	—	31	57
Currency translation and other	12	—	2	14

Balance at 31 December	(173)	(7)	(103)	(283)

Summary of Nominal Contractual Maturities of Non-Derivative Financial Liabilities
The following are the nominal contractual maturities of
non-derivative
financial liabilities including interest payments and derivative liabilities
:

	30 June 2020
Million US dollar	Carrying amount 1	Contractual cash flows	Less than 1 year	1-2 years	2-3 years	3-5 years	More than 5 years
Non-derivative financial liabilities
Secured bank loans	(1 043)	(1 080)	(1 017)	(16)	(12)	(12)	(23)
Commercial papers	(3 072)	(3 072)	(3 072)	—	—	—	—
Unsecured bank loans	(188)	(196)	(138)	(58)	—	—	—
Unsecured bond issues	(106 078)	(180 259)	(5 647)	(7 201)	(10 042)	(20 065)	(137 304)
Unsecured other loans	(97)	(129)	(21)	(14)	(8)	(5)	(81)
Lease liabilities	(2 040)	(2 304)	(419)	(393)	(278)	(401)	(813)
Bank overdraft	(153)	(153)	(153)	—	—	—	—
Trade and other payables	(20 476)	(20 697)	(18 845)	(1 182)	(178)	(183)	(309)

	(133 147)	(207 890)	(29 312)	(8 864)	(10 518)	(20 666)	(138 530)

Derivative financial liabilities
Interest rate derivatives	—	—	—	—	—	—	—
Foreign exchange derivatives	(95)	(95)	(95)	—	—	—	—
Cross currency interest rate swaps	(116)	(182)	—	(108)	—	—	(74)
Commodity derivatives	(250)	(250)	(250)	—	—	—	—
Equity derivatives	(6 404)	(6 440)	(4 372)	(2 068)	—	—	—

	(6 864)	(6 967)	(4 717)	(2 176)	—	—	(74)

Of which: related to cash flow hedges	(498)	(498)	(424)	—	—	—	(74)

	31 December 2019
Million US dollar	Carrying amount 1	Contractual cash flows	Less than 1 year	1-2 years	2-3 years	3-5 years	More than 5 years
Non-derivative financial liabilities
Secured bank loans	(861)	(890)	(795)	(18)	(18)	(22)	(37)
Commercial papers	(1 599)	(1 599)	(1 599)	—	—	—	—
Unsecured bank loans	(185)	(188)	(140)	(47)	(1)	—	—
Unsecured bond issues	(98 206)	(165 424)	(5 513)	(6 415)	(6 518)	(18 605)	(128 373)
Unsecured other loans	(98)	(131)	(27)	(17)	(9)	(5)	(73)
Lease liabilities	(2 025)	(2 338)	(404)	(350)	(243)	(285)	(1 056)
Bank overdraft	(68)	(68)	(68)	—	—	—	—
Trade and other payables	(24 806)	(25 152)	(22 861)	(1 227)	(472)	(165)	(427)

	(127 848)	(195 790)	(31 407)	(8 074)	(7 261)	(19 082)	(129 966)

Derivative financial liabilities
Interest rate derivatives	(102)	(103)	(7)	(1)	(1)	3	(97)
Foreign exchange derivatives	(600)	(600)	(600)	—	—	—	—
Cross currency interest rate swaps	(175)	(187)	75	(285)	6	75	(58)
Commodity derivatives	(97)	(97)	(97)	—	—	—	—
Equity derivatives	(3 177)	(3 177)	(3 177)	—	—	—

	(4 151)	(4 164)	(3 806)	(286)	5	78	(155)

Of which: related to cash flow hedges	(448)	(448)	(408)	5	3	5	(53)

1	“Carrying amount” refers to net book value as recognized in the balance sheet at each reporting date .

Summary for Each Type of Derivative Fair Value Recognized as Assets and Lliabilities
The following table summarizes for each type of derivative the fair values recognized as assets or liabilities in the balance sheet
:

	Assets		Liabilities		Net
Million US dollar	30 June 2020	31 December 2019	30 June 2020	31 December 2019	30 June 2020	31 December 2019
Foreign currency
Forward exchange contracts	437	112	(93)	(590)	344	(478)
Foreign currency futures	1	7	(2)	(9)	(1)	(2)
Interest rate
Interest rate swaps	101	18	—	(6)	101	12
Cross currency interest rate swaps	275	157	(115)	(175)	160	(18)
Other interest rate derivatives	—	—	—	(97)	—	(97)
Commodities
Aluminum swaps	7	15	(169)	(61)	(162)	(46)
Sugar futures	1	2	(3)	(2)	(2)	—
Wheat futures	1	14	(1)	(9)	—	5
Energy	5	8	(40)	(11)	(35)	(3)
Other commodity derivatives	10	13	(37)	(14)	(27)	(1)
Equity
Equity derivatives	5	17	(6 404)	(3 177)	(6 399)	(3 160)

	842	362	(6 864)	(4 151)	(6 022)	(3 789)

Of which:
Non-current	297	132	(2 460)	(352)	(2 163)	(220)
Current	545	230	(4 404)	(3 799)	(3 859)	(3 569)

Summary of Carrying Amount of Fixed Rate Interest-Bearing Financial Liabilities and Fair Value
The following table summarizes the carrying amount and the fair value of the fixed rate interest-bearing financial liabilities as recognized at the balance sheet. Floating rate interest-bearing financial liabilities, trade and other receivables and trade and other payables, including derivatives financial instruments, have been excluded from the analysis as their carrying amount is a reasonable approximation of their fair value
:

Interest-bearing financial liabilities Million US dollar	2020 Carrying amount 1	2020 Fair value	2019 Carrying amount 1	2019 Fair value
Fixed rate
Australian dollar	(1 606)	(1 697)	(1 647)	(1 748)
Brazilian real	(560)	(560)	(544)	(542)
Canadian dollar	(1 958)	(1 985)	(2 055)	(2 046)
Euro	(29 335)	(30 868)	(25 346)	(30 365)
Pound sterling	(4 063)	(4 507)	(4 373)	(4 816)
US dollar	(68 146)	(83 644)	(62 205)	(74 035)
Other	(354)	(354)	(431)	(431)

	(106 022)	(123 615)	(96 601)	(113 983)

1	“Carrying amount” refers to net book value as recognized in the balance sheet at each reporting date .

Analysis of Financial Instruments
The table sets out the fair value hierarchy based on the degree to which significant market inputs are observable:

Fair value hierarchy 30 June 202 0 Million US dollar	Quoted (unadjusted) prices - level 1	Observable market inputs - level 2	Unobservable market inputs - level 3
Financial Assets
Held for trading (non-derivatives)	—	9	—
Derivatives at fair value through profit and loss	—	312	—
Derivatives in a cash flow hedge relationship	85	227	—
Derivatives in a fair value hedge relationship	—	91	—
Derivatives in a net investment hedge relationship	—	127	—

	85	766	—

Financial Liabilities
Deferred consideration on acquisitions at fair value	—	—	1 423
Derivatives at fair value through profit and loss	—	6 406	—
Derivatives in a cash flow hedge relationship	20	438	—

	20	6 84 4	1 423

Fair value hierarchy 31 December 2019 Million US dollar	Quoted (unadjusted) prices - level 1	Observable market inputs - level 2	Unobservable market inputs - level 3
Financial Assets
Held for trading (non-derivatives)	2	9	—
Derivatives at fair value through profit and loss	—	119	—
Derivatives in a cash flow hedge relationship	17	153	—
Derivatives in a fair value hedge relationship	—	19	—
Derivatives in a net investment hedge relationship	—	54	—

	19	354

Financial Liabilities
Deferred consideration on acquisitions at fair value	—	—	1 639
Derivatives at fair value through profit and loss	—	3 441	—
Derivatives in a cash flow hedge relationship	21	586	—
Derivatives in a fair value hedge relationship	—	103	—

	21	4 130	1 639

Summary of Offsetting Financial Assets and Liabilities
The following financial assets and liabilities are subject to offsetting, enforceable master netting agreements and similar agreements
:

	30 June 2020
Million US dollar	Gross amount	Net amount recognized in the statement of financial position 1	Other offsetting agreements 2	Total net amount
Derivative assets	842	842	(837)	5
Derivative liabilities	(6 864)	(6 864)	837	(6 027)

	31 December 2019
Million US dollar	Gross amount	Net amount recognized in the statement of financial position 1	Other offsetting agreements 2	Total net amount
Derivative assets	362	362	(352)	10
Derivative liabilities	(4 151)	(4 151)	352	(3 799)

1	Net amount recognized in the statement of financial position after taking into account offsetting agreements that meet the offsetting criteria as per IFRS rules.
2	Other offsetting agreements include collateral and other guarantee instruments, as well as offsetting agreements that do not meet the offsetting criteria as per IFRS rules.